Fair Value Measurements - Schedule of Liabilities Subject to Fair Value Measurements (Details)	Dec. 31, 2024 USD ($)
Liabilities
Earnout Shares liability	$ 24,524,000
True Up Shares liability	2,189,000
Subject Vesting Shares liability	7,819,000
Total liabilities	34,532,000
Level 1 [Member]
Liabilities
Earnout Shares liability
True Up Shares liability
Subject Vesting Shares liability
Total liabilities
Level 2 [Member]
Liabilities
Earnout Shares liability
True Up Shares liability
Subject Vesting Shares liability
Total liabilities
Level 3 [Member]
Liabilities
Earnout Shares liability	24,524,000
True Up Shares liability	2,189,000
Subject Vesting Shares liability	7,819,000
Total liabilities	$ 34,532,000